Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 7,767	$ 2,688
Amounts receivable	3,030	3,303
Amounts due from related parties	0	167
Taxes recoverable	3,492	6,580
Prepaid expenses and other assets	2,403	1,971
Inventory	10,874	8,826
Total current assets	27,566	23,535
Exploration and evaluation assets	52,714	50,111
Plant, equipment and mining properties	53,616	53,069
Long-term investments	1,466	934
Other assets	4	691
Total assets	135,366	128,340
Current liabilities
Accounts payable and accrued liabilities	9,243	11,867
Amounts due to related parties	61	0
Taxes payable	656	127
Current portion of finance lease obligations	1,563	1,650
Current portion of equipment loans	165	164
Total current liabilities	11,688	13,808
Finance lease obligations	1,351	1,445
Equipment loans	69	195
Reclamation provision	2,012	2,195
Deferred income tax liabilities	5,757	4,696
Total liabilities	20,877	22,339
EQUITY
Share capital	156,908	151,688
Equity reserves	11,424	11,041
Treasury shares	97	97
Accumulated other comprehensive loss	(5,331)	(5,208)
Accumulated deficit	(48,415)	(51,423)
Total equity	114,489	106,001
Total liabilities and equity	$ 135,366	$ 128,340